Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000878092
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUBX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMBX
Dreyfus BASIC Municipal Money Market Fund (Prospectus Summary) | Dreyfus BASIC Municipal Money Market Fund | Dreyfus BASIC Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMXX
Dreyfus BASIC New Jersey Municipal Money Market Fund (Prospectus Summary) | Dreyfus BASIC New Jersey Municipal Money Market Fund | Dreyfus BASIC New Jersey Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBJXX
Dreyfus High Yield Municipal Bond Fund (Prospectus Summary) | Dreyfus High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHYAX
Dreyfus High Yield Municipal Bond Fund (Prospectus Summary) | Dreyfus High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHYCX
Dreyfus High Yield Municipal Bond Fund (Prospectus Summary) | Dreyfus High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYBIX
Dreyfus High Yield Municipal Bond Fund (Prospectus Summary) | Dreyfus High Yield Municipal Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHMBX